DEFERRED CHARGES (Schedule of Deferred Charges) (Details) - USD ($)	Jul. 31, 2021	Jul. 31, 2020
Leasing Charges
Deferred charges	$ 3,739,243	$ 2,986,648
Less accumulated amortization	1,655,239	1,369,694
Leasing Brokerage Commissions [Member]
Leasing Charges
Deferred charges	5,266,672	4,204,638
Less accumulated amortization	1,579,460	1,281,010
Professional Fees For Leasing [Member]
Leasing Charges
Deferred charges	127,810	151,704
Less accumulated amortization	$ 75,779	$ 88,684